Fair Value of Assets and Liabilities (Nonrecurring Fair Value Measurements) (Details) - Level 3 - Fair Value, Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in joint venture
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity in earnings of operating joint venture, net of taxes	$ (75,000)	$ 0	$ 0
Carrying value after measurement as of period end	60,456	0
Other invested assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gains (losses)	(11,125)	0	$ 0
Carrying value after measurement as of period end	$ 0	$ 0